Finance income and costs (Details) - EUR (€) € in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Analysis of income and expense [abstract]
Interest income	€ 2.3	€ 1.7	€ 4.1	€ 4.4
Gain (loss) on hedge ineffectiveness	4.1	0.0	6.8	0.0
Net foreign exchange gains on translation of financial assets and financial liabilities	2.8	4.9	7.4	12.7
Finance income	9.2	6.6	18.3	17.1
Interest expense (a)	(32.9)	(26.7)	(89.1)	(82.3)
Net pension interest costs	(0.8)	(1.3)	(3.0)	(3.7)
Amortization of debt discounts and borrowing costs	(0.4)	(1.8)	(1.0)	(5.3)
Financing costs incurred on new or amended debt (b)	(7.6)	0.0	(7.6)	0.0
Finance costs	(41.7)	(29.8)	(100.7)	(91.3)
Net financing costs	€ (32.5)	€ (23.2)	(82.4)	€ (74.2)
Gains (Losses) on Restructuring of previous debt			€ (23.8)